STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCK OPTIONS
Stock option activity
	Number of Shares	Weighted-Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life	Aggregate Intrinsic Value of In-the-Money Options (in thousands)

Options outstanding as of January 1, 2021	1,800,000	$0.49
Options granted	25,000	$0.48
Options exercised	-	$-
Options forfeited	(167,614)	$0.48
Options expired	-	$-
Options outstanding as of September 30, 2021	1,657,386	$0.49	8.8 years	$127
Options exercisable as of September 30, 2021	1,009,705	$0.49	8.8 years	$71
	September 30,	September 30,
	2021	2020
Expected term (years)	10 years	10 years
Volatility	153.1%	153.12%
Risk-free interest rate	0.98%	0.98%
Dividend yield	0.00%	0.00%

	December 31, 2020
	Shares	Weighted Average Exercise Price

Outstanding at beginning of year	-	-
Options granted	1,800,000	$0.49
Options exercised	-	-
Options expired/forfeited	-	-
Outstanding at end of the period	1,800,000	$0.49

Stock options granted
	Grant Date	Expiration Date	Vesting Period	Number of Stock Options Granted	Exercise Price	Black Sholes Valuation
Cartwright, Gene	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Faupel, Mark	7/14/20	7/13/30	Vesting(1)	400,000	$0.49	$0.483
Imhoff, John	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
James, Michael	7/14/20	7/13/30	Immediate	50,000	$0.49	$0.483
Clavijo, James	7/14/20	7/13/30	Vesting(1)	300,000	$0.49	$0.483
Battle, Lisa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Sufka, Melissa	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Waterstreet, Aleksandra	7/14/20	7/13/30	Vesting(1)	178,000	$0.49	$0.483
Wells, William	7/14/20	7/13/30	18 months	66,000	$0.49	$0.483

Stock options vested, unvested and granted
Stock options vested	641,909
Stock options unvested	1,158,091
Total stock options granted at December 31, 2020	1,800,000